WARRANTS (Details Narrative) - shares		1 Months Ended	12 Months Ended
	May 10, 2021	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Expected Volatility			100.00%	100.00%	100.00%
Risk-free Interest Rate			1.12%	0.40%	1.39%
Expected Life			5 years	5 years	5 years
Expected Dividend Yield			0.00%	0.00%	0.00%
Underwriters
Statement [Line Items]
Expected Volatility		100.00%
Risk-free Interest Rate		1.50%
Expected Life		6 years
Expected Dividend Yield		0.00%
Fair Value Of Warrants		1,100,000
Warrant Issued		460,000
Warrants
Statement [Line Items]
Expected Volatility	100.00%	100.00%
Risk-free Interest Rate	91.00%	1.50%
Expected Life	5 years	5 years
Expected Dividend Yield	0.00%	0.00%
Fair Value Of Warrants	1,300,000	8,700,000
Warrant Issued	632,053	5,750,000